Information Regarding Members of the Board of Directors, the Group Management and Employees - Summary of Remuneration to Members of the Board of Directors (Detail)	12 Months Ended
Dec. 31, 2017 SEK (kr) shares
Disclosure of Information About Board Management and Employees [Line Items]
Board fees	kr 13,153,000
Value at grant date of synthetic shares allocated	kr 4,207,271
Number of previously allocated synthetic shares outstanding | shares	93,582
Net change in value of synthetic shares	kr 632,329
Committee fees	2,500,000
Total fees paid in cash	11,445,500
Total remuneration	kr 16,285,100
Synthetic shares [member]
Disclosure of Information About Board Management and Employees [Line Items]
Number of synthetic shares | shares	73,618
Board member [member]
Disclosure of Information About Board Management and Employees [Line Items]
Board fees	kr 13,153,000
Value at grant date of synthetic shares allocated	kr 4,207,271
Number of previously allocated synthetic shares outstanding | shares	93,582
Net change in value of synthetic shares	kr 422,974
Committee fees	2,500,000
Total fees paid in cash	11,445,500
Total remuneration	kr 16,075,745
Board member [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [Line Items]
Number of synthetic shares | shares	73,618
Board member [member] | Jacob Wallenberg [Member]
Disclosure of Information About Board Management and Employees [Line Items]
Board fees	kr 990,000
Portion of Board fee	75.00%
Value at grant date of synthetic shares allocated	kr 742,493
Number of previously allocated synthetic shares outstanding | shares	18,202
Net change in value of synthetic shares	kr 128,459
Committee fees	175,000
Total fees paid in cash	422,500
Total remuneration	kr 1,293,452
Board member [member] | Jacob Wallenberg [Member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [Line Items]
Number of synthetic shares | shares	12,992
Board member [member] | Leif Johansson [member]
Disclosure of Information About Board Management and Employees [Line Items]
Board fees	kr 4,075,000
Portion of Board fee	0.00%
Committee fees	kr 400,000
Total fees paid in cash	4,475,000
Total remuneration	kr 4,475,000
Board member [member] | Leif Johansson [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [Line Items]
Number of synthetic shares | shares	0
Board member [member] | Helena Stjernholm [member]
Disclosure of Information About Board Management and Employees [Line Items]
Board fees	kr 990,000
Portion of Board fee	50.00%
Value at grant date of synthetic shares allocated	kr 494,976
Number of previously allocated synthetic shares outstanding | shares	11,093
Net change in value of synthetic shares	kr (13,606)
Committee fees	175,000
Total fees paid in cash	670,000
Total remuneration	kr 1,151,370
Board member [member] | Helena Stjernholm [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [Line Items]
Number of synthetic shares | shares	8,661
Board member [member] | Jon Fredrik Baksaas [member]
Disclosure of Information About Board Management and Employees [Line Items]
Board fees	kr 990,000
Portion of Board fee	75.00%
Value at grant date of synthetic shares allocated	kr 742,493
Net change in value of synthetic shares	(42,874)
Committee fees	175,000
Total fees paid in cash	422,500
Total remuneration	kr 1,122,119
Board member [member] | Jon Fredrik Baksaas [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [Line Items]
Number of synthetic shares | shares	12,992
Board member [member] | Jan Carlson [Member]
Disclosure of Information About Board Management and Employees [Line Items]
Board fees	kr 990,000
Portion of Board fee	75.00%
Value at grant date of synthetic shares allocated	kr 742,493
Net change in value of synthetic shares	(42,874)
Committee fees	175,000
Total fees paid in cash	422,500
Total remuneration	kr 1,122,119
Board member [member] | Jan Carlson [Member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [Line Items]
Number of synthetic shares | shares	12,992
Board member [member] | Nora Denzel [member]
Disclosure of Information About Board Management and Employees [Line Items]
Board fees	kr 990,000
Portion of Board fee	25.00%
Value at grant date of synthetic shares allocated	kr 247,460
Number of previously allocated synthetic shares outstanding | shares	5,489
Net change in value of synthetic shares	kr 23,549
Committee fees	425,000
Total fees paid in cash	1,167,500
Total remuneration	kr 1,438,509
Board member [member] | Nora Denzel [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [Line Items]
Number of synthetic shares | shares	4,330
Board member [member] | Borje Ekholm [Member]
Disclosure of Information About Board Management and Employees [Line Items]
Number of previously allocated synthetic shares outstanding | shares	33,203
Net change in value of synthetic shares	kr 339,168
Total remuneration	339,168
Board member [member] | Eric A. Elzvik [member]
Disclosure of Information About Board Management and Employees [Line Items]
Board fees	kr 990,000
Portion of Board fee	25.00%
Value at grant date of synthetic shares allocated	kr 247,460
Net change in value of synthetic shares	(14,289)
Committee fees	350,000
Total fees paid in cash	1,092,500
Total remuneration	kr 1,325,671
Board member [member] | Eric A. Elzvik [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [Line Items]
Number of synthetic shares | shares	4,330
Board member [member] | Kristin Skogen Lund [member]
Disclosure of Information About Board Management and Employees [Line Items]
Board fees	kr 990,000
Portion of Board fee	25.00%
Value at grant date of synthetic shares allocated	kr 247,460
Number of previously allocated synthetic shares outstanding | shares	11,990
Net change in value of synthetic shares	kr 60,646
Committee fees	250,000
Total fees paid in cash	992,500
Total remuneration	kr 1,300,606
Board member [member] | Kristin Skogen Lund [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [Line Items]
Number of synthetic shares | shares	4,330
Board member [member] | Kristin S. Rinne [member]
Disclosure of Information About Board Management and Employees [Line Items]
Board fees	kr 990,000
Portion of Board fee	50.00%
Value at grant date of synthetic shares allocated	kr 494,976
Number of previously allocated synthetic shares outstanding | shares	7,395
Net change in value of synthetic shares	kr (18,598)
Committee fees	200,000
Total fees paid in cash	695,000
Total remuneration	kr 1,171,378
Board member [member] | Kristin S. Rinne [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [Line Items]
Number of synthetic shares | shares	8,661
Board member [member] | Sukhinder Singh Cassidy [member]
Disclosure of Information About Board Management and Employees [Line Items]
Board fees	kr 990,000
Portion of Board fee	25.00%
Value at grant date of synthetic shares allocated	kr 247,460
Number of previously allocated synthetic shares outstanding | shares	6,210
Net change in value of synthetic shares	kr 3,393
Committee fees	175,000
Total fees paid in cash	917,500
Total remuneration	kr 1,168,353
Board member [member] | Sukhinder Singh Cassidy [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [Line Items]
Number of synthetic shares | shares	4,330
Board member [member] | Pehr Claesson [member] | Employee representatives [member]
Disclosure of Information About Board Management and Employees [Line Items]
Board fees	kr 15,000
Total fees paid in cash	15,000
Total remuneration	15,000
Board member [member] | Mikael Lannqvist [member] | Employee representatives [member]
Disclosure of Information About Board Management and Employees [Line Items]
Board fees	9,000
Total fees paid in cash	9,000
Total remuneration	9,000
Board member [member] | Kjell-Ake Soting [Member] | Employee representatives [member]
Disclosure of Information About Board Management and Employees [Line Items]
Board fees	27,000
Total fees paid in cash	27,000
Total remuneration	27,000
Board member [member] | Roger Svensson [member] | Employee representatives [member]
Disclosure of Information About Board Management and Employees [Line Items]
Board fees	37,500
Total fees paid in cash	37,500
Total remuneration	37,500
Board member [member] | Karin Aberg [member] | Employee representatives [member]
Disclosure of Information About Board Management and Employees [Line Items]
Board fees	33,000
Total fees paid in cash	33,000
Total remuneration	33,000
Board member [member] | Zlatko Hadzic [member] | Deputy employee representatives [member]
Disclosure of Information About Board Management and Employees [Line Items]
Board fees	6,000
Total fees paid in cash	6,000
Total remuneration	6,000
Board member [member] | Torbjrn Nyman [member] | Deputy employee representatives [member]
Disclosure of Information About Board Management and Employees [Line Items]
Board fees	13,500
Total fees paid in cash	13,500
Total remuneration	13,500
Board member [member] | Anders Ripa [member] | Deputy employee representatives [member]
Disclosure of Information About Board Management and Employees [Line Items]
Board fees	13,500
Total fees paid in cash	13,500
Total remuneration	13,500
Board member [member] | Loredana Roslund [member] | Deputy employee representatives [member]
Disclosure of Information About Board Management and Employees [Line Items]
Board fees	13,500
Total fees paid in cash	13,500
Total remuneration	kr 13,500